Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income tax expense calculated at the statutory rate	20.00%	17.00%
Unused tax credits for which no deferred tax asset recognised	$ 1,560
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	5.00%
Undistributed Earning of Foreign Subsidiaries	$ 605,687
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	(2.10%)	0.40%
Unused tax credits [member]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	2020 to 2034
Bottom of range [member]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	10.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	17.00%
Top of range [member]
Percentage Of Additional Corporate Income Tax Rate On Undistributed Income	5.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	20.00%